The Company You Keep®	New York Life Insurance Company
44 South Broadway
White Plains, NY 10601
Bus: (914) 846-3625
E-Mail: judy_bartlett@newyorklife.com
www.newyorklife.com
Judy Bartlett
Vice President and Associate General Counsel

VIA EDGAR

May 3, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – III

File Nos. 333-172046 and 811-08904

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the forms of the Prospectuses and the Statements of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 12, 2018 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 12, 2018.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3625.

Very truly yours,

/s/ Judy Bartlett
Judy Bartlett
Vice President and Associate General Counsel